UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  PartnerRe Asset Management Corporation
Address:  One Greenwich Plaza
          Greenwich, CT 06830

Form 13F File Number:  28-11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon LaBerge
Title:     Director of Operations
Phone:     203-485-4557

Signature, Place, and Date of Signing:

/s/ Jon LaBerge                      Greenwich, CT            05/09/05
--------------------                --------------            --------
  [signature]                       [City, State]              [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number     Name

        28-_________________     _________________________________
        [Repeat as necessary]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     113
                                            --------------

Form 13F Information Table Value Total:     623,414
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state"NONE" and omit the column heading and list entries.]

       No.      Form 13F File Number     Name

       ____     28-_________________     _________________________________

       [Repeat as necessary]

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Invest-
                                                                       Shrs               ment               Voting  Voting   Voting
                                                                       or Prn   Sh/ PUT/  Discre-  Other     Auth    Auth     Auth
Name Of Issuer                   Title Of Class      CUSIP    Value    Amt      Prn CALL  tion     Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

AFLAC INC                        COM              001055102     3055    82000    SH       Sole      None      82000     0       0
ACUITY BRANDS INC                COM              00508Y102      221     8200    SH       Sole      None       8200     0       0
AETNA INC NEW                    COM              00817Y108    17912   239000    SH       Sole      None     239000     0       0
ALCOA INC                        COM              013817101     1404    46200    SH       Sole      None      46200     0       0
ALLSTATE CORP                    COM              020002101    37735   698000    SH       Sole      None     698000     0       0
AMERICA MOVIL S A DE C V         SPON ADR L SHS   02364W105     8308   161000    SH       Sole      None     161000     0       0
AMERICAN INTL GROUP INC          COM              026874107     5596   101000    SH       Sole      None     101000     0       0
ASPECT COMMUNICATIONS CORP       COM              04523Q102      348    33400    SH       Sole      None      33400     0       0
ASTRAZENECA PLC                  SPONSORED ADR    046353108     4388   111000    SH       Sole      None     111000     0       0
AXA                              SPONSORED ADR    054536107     4082   153000    SH       Sole      None     153000     0       0
AXCELIS TECHNOLOGIES INC         COM              054540109      201    27500    SH       Sole      None      27500     0       0
BMC SOFTWARE INC                 COM              055921100      456    30400    SH       Sole      None      30400     0       0
BANK OF AMERICA CORPORATION      COM              060505104    30354   688300    SH       Sole      None     688300     0       0
BARNES & NOBLE INC               COM              067774109      293     8500    SH       Sole      None       8500     0       0
BAXTER INTL INC                  COM              071813109      245     7200    SH       Sole      None       7200     0       0
BLACK BOX CORP DEL               COM              091826107      494    13100    SH       Sole      None      13100     0       0
CIGNA CORP                       COM              125509109    26344   295000    SH       Sole      None     295000     0       0
CAMPBELL SOUP CO                 COM              134429109      209     7200    SH       Sole      None       7200     0       0
CARPENTER TECHNOLOGY CORP        COM              144285103      232     3900    SH       Sole      None       3900     0       0
CATALINA MARKETING CORP          COM              148867104      248     9600    SH       Sole      None       9600     0       0
CATERPILLAR INC DEL              COM              149123101     3840    42000    SH       Sole      None      42000     0       0
CHESAPEAKE ENERGY CORP           COM              165167107      206     9400    SH       Sole      None       9400     0       0
CHINA MOBILE HONG KONG LTD       SPONSORED ADR    16941M109    11274   687000    SH       Sole      None     687000     0       0
CISCO SYS INC                    COM              17275R102     2898   162000    SH       Sole      None     162000     0       0
CITIGROUP INC                    COM              172967101    23931   532500    SH       Sole      None     532500     0       0
CITIZENS COMMUNICATIONS CO       COM              17453B101      789    61000    SH       Sole      None      61000     0       0
COMPUTER SCIENCES CORP           COM              205363104      248     5400    RN       Sole      None       5400     0       0
CONOCOPHILLIPS                   COM              20825C104    16154   149800    SH       Sole      None     149800     0       0
COVENTRY HEALTH CARE INC         COM              222862104    25485   374000    SH       Sole      None     374000     0       0
DEERE & CO                       COM              244199105     1209    18000    SH       Sole      None      18000     0       0
DOW CHEM CO                      COM              260543103     1924    38600    SH       Sole      None      38600     0       0
E ON AG                          SPONSORED ADR    268780103     3301   114800    SH       Sole      None     114800     0       0
EASTMAN CHEM CO                  COM              277432100      342     5800    SH       Sole      None       5800     0       0
EASTMAN KODAK CO                 COM              277461109      260     8000    SH       Sole      None       8000     0       0
ENTERGY CORP NEW                 COM              29364G103     2685    38000    SH       Sole      None      38000     0       0
EXELON CORP                      COM              30161N101     4451    97000    SH       Sole      None      97000     0       0
EXXON MOBIL CORP                 COM              30231G102    34270   575000    SH       Sole      None     575000     0       0
FEDERATED DEPT STORES INC DE     COM              31410H101     3627    57000    SH       Sole      None      57000     0       0
GAP INC DEL                      COM              364760108     2826   129400    SH       Sole      None     129400     0       0
GENERAL MTRS CORP                DEB SR CONV B    370442733      337    11950    SH       Sole      None      11950     0       0
GEORGIA PAC CORP                 COM              373298108     4329   122000    SH       Sole      None     122000     0       0
GEVITY HR INC                    COM              374393106      283    14800    SH       Sole      None      14800     0       0
GLAXOSMITHKLINE PLC              SPONSORED ADR    37733W105     1607    35000    SH       Sole      None      35000     0       0
GOODYEAR TIRE & RUBR CO          COM              382550101      286    21400    SH       Sole      None      21400     0       0
HCA INC                          COM              404119109     3546    66200    SH       Sole      None      66200     0       0
HSBC HLDGS PLC                   SPON ADR NEW     404280406    15562   196000    SH       Sole      None     196000     0       0
HASBRO INC                       COM              418056107      266    13000    SH       Sole      None      13000     0       0
HEWLETT PACKARD CO               COM              428236103     2479   113000    SH       Sole      None     113000     0       0
HOLLY CORP                       COM PAR $0.01    435758305      280     7500    SH       Sole      None       7500     0       0
HUMANA INC                       COM              444859102     4727   148000    SH       Sole      None     148000     0       0
INTEL CORP                       COM              458140100     2300    99000    SH       Sole      None      99000     0       0
INTERNATIONAL BUSINESS MACHS     COM              459200101    23668   259000    SH       Sole      None     259000     0       0
INTERNET CAP GROUP INC           COM NEW          46059C205      262    37300    SH       Sole      None      37300     0       0
ISHARES INC                      MSCI PAC J IDX   464286665     3424    38000    SH       Sole      None      38000     0       0
ISHARES TR                       MSCI EMERG MKT   464287234      811     4000    SH       Sole      None       4000     0       0
ISHARES TR                       COHEN&ST RLTY    464287564      500     4000    SH       Sole      None       4000     0       0
ISHARES TR                       RUSSELL1000VAL   464287598     1777    27000    SH       Sole      None      27000     0       0
JONES APPAREL GROUP INC          COM              480074103      435    13000    SH       Sole      None      13000     0       0
KINDRED HEALTHCARE INC           COM              494580103      330     9400    SH       Sole      None       9400     0       0
LENNAR CORP                      CL A             526057104      850    15000    SH       Sole      None      15000     0       0
MAGELLAN MIDSTREAM PRTNRS LP     COM              559080106      201     3300    SH       Sole      None       3300     0       0
MARVEL ENTERPRISES INC           COM              57383M108      320    16000    SH       Sole      None      16000     0       0
MAYTAG CORP                      COM              578592107      271    19400    SH       Sole      None      19400     0       0
MERCK & CO INC                   COM              589331107      282     8700    SH       Sole      None       8700     0       0
METLIFE INC                      COM              59156R108    11699   299200    SH       Sole      None     299200     0       0
MOTOROLA INC                     COM              620076109     1175    78500    SH       Sole      None      78500     0       0
NVR INC                          COM              62944T105      314      400    SH       Sole      None        400     0       0
NEXTEL COMMUNICATIONS INC        CL A             65332V103     1733    61000    SH       Sole      None      61000     0       0
NICOR INC                        COM              654086107      204     5500    SH       Sole      None       5500     0       0
NORDSTROM INC                    COM              655664100     3046    55000    SH       Sole      None      55000     0       0
NOVARTIS A G                     SPONSORED ADR    66987V109     1778    38000    SH       Sole      None      38000     0       0
NUCOR CORP                       COM              670346105      317     5500    SH       Sole      None       5500     0       0
OAKLEY INC                       COM              673662102      213    16600    SH       Sole      None      16600     0       0
OFFICE DEPOT INC                 COM              676220106     6720   303000    SH       Sole      None     303000     0       0
ORBITAL SCIENCES CORP            COM              685564106      279    28800    SH       Sole      None      28800     0       0
PACIFICARE HEALTH SYS DEL        COM              695112102      455     8000    SH       Sole      None       8000     0       0
PETROCHINA CO LTD                SPONSORED ADR    71646E100     1960    31000    SH       Sole      None      31000     0       0
PFIZER INC                       COM              717081103    12583   479000    SH       Sole      None     479000     0       0
PORTFOLIO RECOVERY ASSOCS IN     COM              73640Q105      214     6300    SH       Sole      None       6300     0       0
PRAXAIR INC                      COM              74005P104      201     4200    SH       Sole      None       4200     0       0
PROGRESSIVE CORP OHIO            COM              743315103     4221    46000    SH       Sole      None      46000     0       0
PRUDENTIAL FINL INC              COM              744320102    22845   398000    SH       Sole      None     398000     0       0
PSYCHIATRIC SOLUTIONS INC        COM              74439H108      317     6900    SH       Sole      None       6900     0       0
PUBLIC SVC ENTERPRISE GROUP      COM              744573106    10389   191000    RN       Sole      None     191000     0       0
SLM CORP                         COM              78442P106     3240    65000    SH       Sole      None      65000     0       0
SPDR TR                          UNIT SER 1       78462F103    31378   266000    SH       Sole      None     266000     0       0
SCOTTISH PWR PLC                 SPON ADR FINAL   81013T705     1997    64000    SH       Sole      None      64000     0       0
SIEMENS A G                      SPONSORED ADR    826197501     1739    22000    SH       Sole      None      22000     0       0
SIERRA HEALTH SVCS INC           COM              826322109     2617    41000    SH       Sole      None      41000     0       0
SMITHFIELD FOODS INC             COM              832248108      281     8900    SH       Sole      None       8900     0       0
SOHU COM INC                     COM              83408W103      346    19500    SH       Sole      None      19500     0       0
STORAGE TECHNOLOGY CORP          COM PAR $0.10    862111200      459    14900    SH       Sole      None      14900     0       0
SYBASE INC                       COM              871130100      426    23100    SH       Sole      None      23100     0       0
SYMANTEC CORP                    COM              871503108      258    12100    SH       Sole      None      12100     0       0
SYNOPSYS INC                     COM              871607107      299    16500    SH       Sole      None      16500     0       0
TESSERA TECHNOLOGIES INC         COM              88164L100      203     4700    SH       Sole      None       4700     0       0
TIME WARNER INC                  COM              887317105     1158    66000    SH       Sole      None      66000     0       0
TOLL BROTHERS INC                COM              889478103    10329   131000    SH       Sole      None     131000     0       0
U S G CORP                       COM NEW          903293405      308     9300    SH       Sole      None       9300     0       0
USA MOBILITY INC                 COM              90341G103      220     6800    SH       Sole      None       6800     0       0
UNILEVER N V                     N Y SHS NEW      904784709    14983   219000    SH       Sole      None     219000     0       0
UNITED TECHNOLOGIES CORP         COM              913017109    11081   109000    SH       Sole      None     109000     0       0
UNITEDHEALTH GROUP INC           COM              91324P102     5055    53000    SH       Sole      None      53000     0       0
V F CORP                         COM              918204108      284     4800    SH       Sole      None       4800     0       0
VALOR COMMUNICATIONS GROUP I     COM              920255106      226    15600    SH       Sole      None      15600     0       0
VODAFONE GROUP PLC NEW           COM              92857W100    20159   759000    SH       Sole      None     759000     0       0
WELLCHOICE INC                   COM              949475107     9297   174400    SH       Sole      None     174400     0       0
WELLPOINT INC                    COM              94973V107    35850   286000    SH       Sole      None     286000     0       0
WELLS FARGO & CO NEW             COM              949746101    13324   222800    SH       Sole      None     222800     0       0
WEYERHAEUSER CO                  COM              962166104    15550   227000    SH       Sole      None     227000     0       0
WHIRLPOOL CORP                   COM              963320106     3116    46000    SH       Sole      None      46000     0       0
WOLVERINE WORLD WIDE INC         COM              978097103      255    11900    SH       Sole      None      11900     0       0
WYETH                            COM              983024100     7335   173900    SH       Sole      None     173900     0       0